UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cedar Rock Capital Limited

Address:  110 Wigmore Street
          London
          W1U 3RW

13F File Number: 28-11077

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Joy-Isabelle Besse
Title:    Director
Phone:    0207-534-6002


Signature, Place and Date of Signing:


/s/ Joy-Isabelle Besse        London, United Kingdom            May 12, 2008
-----------------------      -----------------------      ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  7

Form 13F Information Table Value Total: $576,370
                                       (thousands)


List of Other Included Managers: None

                                                    FORM 13F INFORMATION TABLE
COLUMN 1                 COLUMN  2     COLUMN 3      COLUMN 4           COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                         TITLE                       VALUE        SHRS OR    SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER           OF CLASS      CUSIP         (X$1000)     PRN AMT    PRN CALL   DISCRETION  MANAGERS  SOLE      SHARED  NONE
--------------           --------      -----         --------     -------    --- ----   ----------  --------  ----      ------  ----
ALTRIA GROUP INC         COM           02209S103      67667       3,048,083              SOLE       NONE      3,048,083
CLOROX CO DEL            COM           189054109      42118         743,610              SOLE       NONE        743,610
DOMINOS PIZZA INC        COM           25754A201      78667       5,831,494              SOLE       NONE      5,831,494
GANNETT INC              COM           364730101     121702       4,189,411              SOLE       NONE      4,189,411
KIMBERLY CLARK CORP      COM           494368103     226560       3,509,844              SOLE       NONE      3,509,844
LEE ENTERPRISES INC      COM           523768109      39595       3,955,496              SOLE       NONE      3,955,496
MCCLATCHY CO             CL A          579489105         60           5,593              SOLE       NONE          5,593

SK 21623 0001 879748